Prepaid Expenses and Other Current Assets, Net - Schedule of Allowances for Expected Credit Loss (Details) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Schedule of Prepaid Expenses and Other Current Assets, Net [Abstract]
Balance at beginning of the period/year	$ (166)	$ (165)
Provision		(1)
Ending balance	$ (166)	$ (166)